Debt issues - Short-term borrowings (Details) - US commercial paper - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Debt issues
Maximum amount outstanding at any month end, short-term borrowings	$ 26,879	$ 28,331	$ 27,456
Approximate average amount outstanding, short-term borrowings	$ 22,502	$ 23,315	$ 23,025
Approximate weighted average interest rate on average amount outstanding, short-term borrowings	2.80%	2.00%	1.30%
Approximate weighted average interest rate on amount outstanding as at end of the year, short-term borrowings	3.20%	2.50%	1.20%